OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of Non-Cancelable Future Minimum Payments Under Operating Leases
Non-cancelable minimum operating lease rentals (undiscounted) in respect of all the above leases are payable including option periods which are reasonably certain are as follows:

New Israeli Shekels
December 31, 2017
In millions
2018	158
2019	100
2020	77
2021	59
2022-2023	100
2024-2025	52
2026-2027	13
2028 and thereafter	19
578